UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2008

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 70.77%					$797,517,075
(Cost $848,544,574)

Agricultural Products 0.93%					10,459,752
Cosan SA Industria e Comercio,
Perpetual Bond (S)	8.250%	02/15/49	BB	5,750	4,945,000
Viterra, Inc.,
Sr Note (Canada)	8.000	04/08/13	BB+	5,800	5,514,752

Airlines 0.62%					6,956,744
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A (S)	6.821	08/10/22	A-	4,352	3,568,744
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1	7.027	11/01/19	BBB+	4,235	3,388,000

Aluminum 0.60%					6,786,650
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	CCC+	6,890	6,786,650

Apparel Retail 0.22%					2,456,600
Hanesbrands, Inc.,
Gtd Sr Note Ser B (P)	6.508	12/15/14	B	2,840	2,456,600

Auto Parts & Equipment 0.58%					6,559,250
Allison Transmission, Inc.,
Gtd Sr Note (L) (S)	11.000	11/01/15	B-	5,000	4,600,000
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	B	2,305	1,959,250

Automobile Manufacturers 1.31%					14,794,089
DaimlerChrysler NA Holdings Corp.,
Gtd Sr Note Ser E MTN (European Union)	4.375	03/21/13	BBB	8,755	12,082,219
Volkswagon Finance Service AG,
Note (European Union)	5.375	01/25/12	A-	1,840	2,711,870

Broadcasting & Cable TV 4.71%					53,048,731
Allbritton Communications Co.,
Sr Sub Note	7.750	12/15/12	B+	8,993	8,048,735
Charter Communicatons Holdings II,
Gtd Sr Note (S)	10.250	10/01/13	Caa2	5,387	4,780,962
CSC Holdings, Inc.,
Sr Note (S)	8.500	06/15/15	BB	3,680	3,698,400
Shaw Communications, Inc.,
Sr Note (Canada)	6.100	11/16/12	BB+	9,000	8,626,709
Sr Note (Canada)	5.700	03/02/17	BB+	2,325	2,061,910
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03/15/12	BB-	3,397	3,320,568
Sirius XM Radio, Inc.,
Sr Note	9.625	08/01/13	CCC	6,950	5,438,375
Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07/01/18	BBB+	3,770	3,806,147
XM Satellite Radio Holdings, Inc., Class A
Sr Note (S)	13.000	08/01/13	CCC	13,010	11,481,325
Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03/01/11	CCC-	4,960	1,785,600

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming 6.64%					74,825,577
Fontainebleau Las Vegas,
Note (S)	10.250	06/15/15	CCC	3,455	1,632,488
Sr Note (B) (G)	12.500	06/01/22	CCC+	3,388	1,263,679
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02/15/15	BB	1,250	1,178,125
Greektown Holdings LLC,
Sr Note (H) (L) (S)	10.750	12/01/13	D	8,805	6,647,775
Indianapolis Downs LLC & Capital Corp.,
Sr Sec Note (S)	11.000	11/01/12	B	5,405	4,296,975
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03/01/14	B-	2,550	1,823,250
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	B	10,070	7,149,700
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02/15/14	B-	5,000	4,162,500
Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10/15/10	B-	3,030	1,833,150
Mandalay Resort Group,
Sr Sub Note	9.375	02/15/10	B+	3,850	3,773,000
Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500	11/15/15	BB+	4,565	3,332,450
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04/01/12	B	2,450	2,082,500
Sr Sub Note	7.125	08/15/14	B	5,540	4,071,900
Sr Sub Note	6.375	07/15/09	B	5,080	4,914,900
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04/01/10	B	8,165	7,940,462
Pinnacle Entertainment, Inc.,
Sr Sub Note (S)	7.500	06/15/15	B+	1,800	1,395,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06/15/14	B	2,329	2,427,983
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	12/15/10	B+	1,275	1,255,875
Sr Note (S)	9.125	09/15/14	B+	9,620	9,259,250
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	BB-	4,702	4,384,615

Coal & Consumable Fuels 0.70%					7,845,425
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	BB-	8,890	7,845,425

Commodity Chemicals 0.30%					3,381,000
Braskem SA,
Note (S)	11.750	01/22/14	BB+	2,800	3,381,000

Construction & Farm Machinery & Heavy Trucks 0.38%					4,301,000
Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11/01/13	BB	4,600	4,301,000

Consumer Finance 0.62%					6,955,659
Ford Motor Credit Co., LLC,
Sr Note	9.750	09/15/10	B-	4,800	4,181,813
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	3,025	2,773,846

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks 1.55%					17,480,562
Banco Macro SA,
Note	8.500	02/01/17	B2	2,265	1,766,700
European Investment Bank,
Sr Note (New Zealand)	6.750	11/17/08	AAA	9,920	6,922,503
Sr Note (United Kingdom)	4.375	03/06/09	AAA	2,955	5,358,413
Landwirtschaftliche Rentenbank,
Note (New Zealand)	6.500	09/17/09	AAA	4,960	3,432,946

Diversified Financial Services 5.32%					59,982,901
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11/15/13	B+	2,540	2,089,150
CIT Group, Inc.,
Sr Note	5.000	02/13/14	A-	1,750	1,260,089
GE Captal Australia Funding Ltd.,
Gtd Sr Note (Australia)	6.500	11/15/11	AAA	7,900	6,481,663
General Electric Capital Corp.,
Sr Bond (New Zealand)	6.625	02/04/10	AAA	19,500	13,276,712
Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01/31/17	B	5,000	4,787,500
Inter-American Development Bank,
Sr Note Ser INTL (New Zealand)	7.250	05/24/12	AAA	16,285	11,554,306
Sr Note Ser MPLE (Canada)	4.250	12/02/12	AAA	4,770	4,608,275
Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10/18/17	BB	3,520	3,520,000
Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02/08/14	B-	1,735	1,589,607
Snoqualmie Entertainment Authority,
Sr Sec Note (S)	9.125	02/01/15	B	2,865	2,098,612
Sprint Capital Corp.,
Gtd Sr Note	8.375	03/15/12	BB	6,225	6,271,687
TAM Capital Inc.
Gtd Sr Note	7.375	04/25/17	B+	3,135	2,445,300

Electric Utilities 1.08%					12,201,697
Appalachian Power Co.,
Sr Note	5.000	06/01/17	BBB	2,305	2,103,672
Cia de Transporte de Energia Electrica en Alta,
Tension Transener SA, Sr Note (S)	8.875	12/15/16	B	4,685	3,115,525
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A (S)	10.250	11/01/15	CCC	7,000	6,982,500

Electrical Components & Equipment 0.20%					2,258,291
Dominion Resources, Inc.,
Sr Note	5.600	11/15/16	A-	2,305	2,258,291

Environmental & Facilities Services 0.14%					1,625,063
Blaze Recycling & Metals, Inc.,
Gtd Sr Sec Note (G) (S)	10.875	07/15/12	BB	1,605	1,625,063

Foreign Banks 0.91%					10,303,868
International Finance Corp.,
Sr Note (Australia)	7.500	02/28/13	AAA	6,510	5,816,968

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Foreign Banks (continued)
Landwirtsch, Rentenbank,
Note (New Zealand)	6.625	05/27/10	AAA	6,500	4,486,900

Foreign Government 18.86%					212,501,185
Austria, Republic of,
Note (New Zealand)	6.000	09/26/08	AAA	4,960	3,465,862
Bonos Y Oblig Del Estado,
Bond (Spain)	6.150	01/31/13	AAA	13,725	21,614,801
Bond (Spain)	5.400	07/30/11	AAA	8,520	12,862,120
Canada Housing Trust,
Note (Canada)	4.800	06/15/12	AAA	2,340	2,311,968
France, Government of,
Bond (European Union)	4.750	10/25/12	AAA	10,700	15,998,355
Germany, Federal Republic of,
Bond (European Union)	5.000	01/04/12	AAA	8,590	12,947,632
Bond (European Union)	4.250	07/04/18	AAA	10,630	15,676,614
Irealand, Government of,
Sr Bond (European Union)	4.500	10/18/18	AAA	9,095	13,284,779
Mexico, Government of,
Bond	11.375	09/15/16	BBB+	3,800	5,244,000
New South Wales Treasury Corp.,
Bond (Austria)	7.000	12/01/10	AAA	58,830	51,234,865
Ontario, Province of,
Bond (Canada)	4.400	03/08/16	AA	9,625	9,271,020
Deb (Canada)	4.500	03/08/15	AA	8,915	8,672,856
Note (New Zealand)	6.375	10/12/10	AA	4,930	3,396,744
Note (New Zealand)	6.250	06/16/15	AA	10,600	7,130,440
Quebec, Province of,
Deb (Canada)	5.250	10/01/13	A+	13,800	13,899,165
United Kingdom, Government of,
Bond (United Kingdom)	5.000	03/07/12	AAA	4,015	7,453,062
Bond (United Kingdom)	5.000	03/07/18	AAA	4,240	8,036,902

Gas Utilities 0.24%					2,709,119
Southern Union Co.,
Jr Sub Note Ser A	7.200	11/01/66	BB	3,355	2,709,119

Health Care Facilities 0.52%					5,867,155
Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07/15/15	B	1,220	1,232,200
Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06/01/14	CCC+	4,446	4,634,955

Health Care Supplies 0.12%					1,330,613
Bausch & Lomb, Inc.,
Sr Note (European Union) (S)	9.875	11/01/15	B	1,295	1,330,613

Household Products 0.15%					1,747,900
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	B-	2,270	1,747,900

Industrial Conglomerates 0.33%					3,675,000
Grupo Kuo SAB de CV,
Gtd Sr Note (L) (S)	9.750	10/17/17	BB-	3,675	3,675,000

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Integrated Telecommunication Services 1.59%					17,942,963
Axtel SAB de CV,
Sr Note (S)	7.625	02/01/17	BB-	5,000	4,862,500
Cincinnati Bell, Inc.,
Sr Sub Note	8.375	01/15/14	B-	5,850	5,535,563
Citizens Communications Co.,
Sr Note (S)	7.125	03/15/19	BB	2,770	2,396,050
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	B-	6,580	5,148,850

Investment Banking & Brokerage 0.90%					10,155,980
Institut Credito Oficial,
Sr Note (United Kingdom)	5.000	12/07/09	AAA	4,430	8,032,877
Morgan Stanley Co.,
Sr Note	6.000	04/28/15	A+	2,305	2,123,103

Leisure Facilities 0.51%					5,766,975
AMC Entertainment, Inc.,
Sr Sub Note	8.000	03/01/14	CCC+	6,390	5,766,975

Life & Health Insurance 0.19%					2,148,412
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17 then variable) (S)8.300		10/15/37	BB	2,585	2,148,412

Metal & Glass Containers 1.01%					11,356,837
BWAY Corp.,
Gtd Sr Sub Note	10.000	10/15/10	B-	5,775	5,746,125
OI European Group BV,
Gtd Sr Note (European Union) (S)	6.875	03/31/17	BB	1,715	2,314,712
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05/15/13	BB	3,200	3,296,000

Movies & Entertainment 0.25%					2,858,025
Marquee Holdings, Inc.,
Sr Disc Note Ser B	12.000	08/15/14	CCC+	3,595	2,858,025

Multi-Line Insurance 0.40%					4,468,100
Liberty Mutual Group,
Sr Note (10.75% to 6-15-38 then variable) (S)	10.750	06/15/58	BB+	4,910	4,468,100

Oil & Gas Equipment & Services 0.27%					3,008,362
Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03/01/17	B+	3,315	3,008,362

Oil & Gas Exploration & Production 0.34%					3,820,500
McMoRan Exploration Co.,
Gtd Sr Note	11.875	11/15/14	B-	2,035	2,096,050
Targa Resources Partners LP,
Sr Note	8.250	07/01/16	B	1,895	1,724,450

Oil & Gas Storage & Transportation 0.98%					11,057,211
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	B+	7,135	7,135,000
Sr Note	8.750	04/15/18	B+	1,395	1,388,025

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Oil & Gas Storage & Transportation (continued)
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	2,510	2,534,186

Packaged Foods & Meats 0.65%					7,278,525
Minerva Overseas Ltd.,
Gtd Note (S)	9.500	02/01/17	B	7,890	7,278,525

Paper Packaging 1.43%					16,108,725
Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08/15/11	B-	2,100	2,068,500
Sr Sub Note	9.500	08/15/13	B-	5,550	5,217,000
Smurfit-Stone Container Corp.,
Sr Note	8.375	07/01/12	B-	7,990	7,011,225
Sr Note	8.000	03/15/17	B-	2,265	1,812,000

Paper Products 0.66%					7,459,557
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	2,990	3,037,957
New Page Corp.,
Sr Note (S)	10.000	05/01/12	B-	2,540	2,463,800
Pope & Talbot, Inc.,
Deb (G) (L) (X)	8.375	06/01/13	D	3,000	30,000
Sr Note (G) (L) (X)	8.375	06/01/13	D	5,250	52,500
Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08/01/14	B+	1,995	1,875,300

Publishing 0.23%					2,625,000
R.H. Donnelley Corp.,
Sr Note Ser A-3	8.875	01/15/16	B-	5,000	2,625,000

Real Estate Management & Development 0.05%					574,500
OMEGA Healthcare Investors, Inc., REIT
Gtd Sr Note	7.000	04/01/14	BB+	600	574,500

Restaurants 0.74%					8,296,200
Landry's Restaurants, Inc.,
Gtd Sr Note Ser B	9.500	12/15/14	CCC+	8,380	8,296,200

Retail 0.18%					2,028,750
Michaels Stores, Inc.,
Gtd Sr Note	10.000	11/01/14	CCC	2,705	2,028,750

Specialized Consumer Services 0.16%					1,749,881
Independencia International Ltd.,
Gtd Sr Note (S)	9.875	05/15/15	B	1,775	1,749,881

Specialized Finance 1.11%					12,555,875
CCM Merger, Inc.,
Note (S)	8.000	08/01/13	B-	10,835	8,722,175
HRP Myrtle Beach Operations, LLC,
Note	7.383	04/01/12	B+	4,915	3,833,700

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialty Chemicals 0.32%					3,598,700
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	B+	3,710	3,598,700

Steel 0.11%					1,264,603
Steel Capital SA for OAO Severstal,
Sec Note	9.750	07/29/13	BB	1,270	1,264,603

Systems Software 0.10%					1,092,250
Vangent, Inc.,
Gtd Sr Sub Note	9.625	02/15/15	B-	1,285	1,092,250

Thrifts & Mortgage Finance 8.61%					97,034,481
American Home Mortgage Assets,
CMO-REMIC Ser 2006-6 Class XP IO	Zero	12/25/46	BBB	65,832	2,633,284
American Home Mortgage Investment Trust,
Mtg Pass Thru Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	36,633	2,037,686
Banc of America Commercial Mortgage, Inc.,
CMO-REMIC Ser 2006-5 Class A4	5.414	09/10/47	AAA	11,640	10,658,401
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
CMO-REMIC Ser 2005-CD1 Class A4	5.400	07/15/44	AAA	10,270	9,773,534
Countrywide Alternative Loan Trust,
CMO-REMIC Ser 2005-59 Class 2X IO (P)	3.188	11/20/35	AAA	39,265	1,349,719
CMO-REMIC Ser 2006-0A8 Class X IO (P)	4.079	07/25/46	AAA	50,710	1,719,160
CMO-REMIC Ser 2006-0A10 Class XPP IO (P)	1.800	08/25/46	AAA	26,572	979,845
Crown Castle Towers LLC,
CMO-REMIC Ser 2006-1A Class G (S)	6.795	11/15/36	Ba2	3,835	3,320,327
CMO-REMIC Ser 2006-1A- F	6.650	11/15/36	Ba1	3,210	2,861,993
DB Master Finance LLC,
CMO-REMIC Ser 2006-1-M1 (S)	8.285	06/20/31	BB	500	381,565
Dominos Pizza Master Issuer LLC,
CMO-REMIC Ser 2007-1-M1 (S)	7.629	04/25/37	BB	5,660	3,537,500
Global Tower Partners Acquisition Partners, LLC,
CMO-REMIC Sub Bond Ser 2007-1A-G (S)	7.874	05/15/37	B2	1,840	1,648,741
Greenpoint Mortgage Funding Trust,
CMO-REMIC Ser 2005-AR4 Class 4A2 (P)	2.832	10/25/45	AAA	6,356	2,824,540
CMO-REMIC Ser 2006-AR1 Class A2A (P)	2.842	02/25/36	AAA	3,666	1,751,495
Greenwich Capital Commercial Funding Corp.,
CMO-REMIC Ser 2006-GG7 Class A4	6.112	07/10/38	AAA	9,865	9,380,861
HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2005-8 Class 1X IO (P)	3.069	09/19/35	AAA	35,545	788,652
CMO-REMIC Ser 2006-SB1 Class A1A (P)	3.929	12/19/36	AAA	6,124	3,539,508
CMO-REMIC Ser 2007-3 Class ES (G) (S)	Zero	05/19/47	BB	94,303	589,395
CMO-REMIC Ser 2007-4 Class ES (G)	Zero	07/19/47	BB	95,036	623,675
CMO-REMIC Ser 2007-6 Class ES	Zero	08/19/37	A-	66,138	413,363
HarborView NIM Corp.,
CMO-REMIC Ser 2007-3A-N1 (G) (S)	6.654	05/19/37		41	39,689
Indymac Index Mortgage Loan Trust,
CMO-REMIC Ser 2005-AR18 Class 1X IO	Zero	10/25/36	AAA	86,091	1,937,048
CMO-REMIC Ser 2005-AR18 Class 2X IO	Zero	10/25/36	AAA	99,453	1,432,119
Lehman XS Trust,
CMO-REMIC Ser 2005-5N Class 3A2 (P)	2.832	11/25/35	AAA	1,536	667,679
CMO-REMIC Ser 2006-2N Class 1A2 (P)	2.812	02/25/46	AAA	6,139	2,518,842
Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1 Class X IO (P)	2.872	04/25/36	AAA	26,015	747,918

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)
Suntrust Adjustable Rate Mortgage Loan Trust,
CMO-REMIC Ser 2007-2-4A1	5.738	04/25/37	AAA	10,196	8,817,350
WAMU Mortgage Pass-Through Certificates,
CMO-REMIC Ser 2005-AR13 Class B1 (P)	3.072	10/25/45	AA+	5,204	2,591,356
CMO-REMIC Ser 2005-AR6 Class B1 (P)	3.072	04/25/45	AA+	8,258	4,128,874
CMO-REMIC Ser 2007-0A4 Class XPPP IO	Zero	04/25/47	Aaa	95,884	1,198,550
CMO-REMIC Ser 2007-0A5 Class 1XPP IO	Zero	06/25/47	Aaa	219,694	2,540,215
CMO-REMIC Ser 2007-0A6 Class 1XPP IO	Zero	07/25/47	Aaa	127,878	1,438,627
Wells Fargo Mortgage-Backed Securities Trust,
CMO-REMIC Ser 2006-AR12-1-A1	6.025	09/25/36	Aaa	9,849	8,162,970

Tobacco 0.60%					6,786,725
Alliance One International, Inc.,
Gtd Sr Note	11.000	05/15/12	B+	6,670	6,786,725

Wireless Telecommunication Services 2.34%					26,426,107
Centennial Communications Corp.,
Sr Note	10.000	01/01/13	CCC+	6,955	7,233,200
Digicel Group Ltd.,
Sr Note (S)	8.875	01/15/15	Caa1	5,000	4,694,000
Grupo Iusacell SA de CV,
Sr Sec Note (Mexico) (G) (S)	10.000	12/31/13	CCC	2,160	1,814,371
Rogers Cable, Inc.,
Sr Sec Note (Canada)	7.250	12/15/11	BBB-	6,750	6,732,836
Rural Cellular Corp.,
Sr Sub Note (G) (P)	8.551	11/01/12	A	3,405	3,473,100
Sr Sub Note (G) (P)	5.619	06/01/13	A-	2,430	2,478,600

Issuer				Shares	Value

Common stocks 0.96%					$10,866,999
(Cost $14,934,768)

Broadcasting & Cable TV 0.44%					4,954,839
Sirius XM Radio, Inc. (I)				3,725,443	4,954,839

Casinos & Gaming 0.02%					222,974
Fontainebleau Las Vegas (B) (I)				67,568	222,974

Communications Equipment 0.01%					73,382
COLT Telecom Group SA				31,242	73,382

Integrated Telecommunication Services 0.14%					1,577,748
Chunghwa Telecom Co. Ltd., ADR				29,195	722,284
Deutsche Telekom AG (I)				8,253	135,927
Manitoba Telecom Services, Inc. (I)				910	35,739
Versatel Telecom International NV (B) (I)				590,005	683,798

Metal & Glass Containers 0.06%					736,937
Pactiv Corp. (I)				27,426	736,937

Paper Products 0.27%					3,016,360
Smurfit-Stone Container Corp. (I)				597,299	3,016,360

Wireless Telecommunication Services 0.02%					284,759
USA Mobility, Inc. (I)				25,267	284,759

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche Loans 1.68%					$18,934,651
(Cost $19,034,037)

Airlines 0.68%					7,636,847
Delta Air Lines, Inc.,
Tranche DAL (Fac LN410318), 04-30-14			B-	6,990	5,068,097
US Airways Group, Inc.,
Tranche LCC, 03-23-14		B+	B+	2,700	1,849,500
Tranche LCC, 03-23-14			B+	1,050	719,250

Casinos & Gaming 0.42%					4,692,910
Great Canadian Gaming Corp.,
Tranche B (Fac LN318112), 02-14-14			B+	4,876	4,692,910

Health Care Supplies 0.23%					2,624,894
Bausch & Lomb, Inc.,
Tranche EU BOL(Fac LN3362716), 04-26-15			BB+	1,134	1,605,832
IM US Holdings LLC,
Tranche (Second Lien Fac),06-26-15			B+	1,095	1,019,062

Paper Products 0.35%					3,980,000
Abitibi-Consolidated Co. of Canada,
Tranche B (Fac LN385806), 03-30-09			B+	2,000	3,980,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 18.32%					$206,459,052
(Cost $198,700,918)

U.S. Government 4.13%					46,589,800
United States Treasury,
Bond (L)	9.250%	02/15/16	AAA	8,600	11,816,263
Bond (L)	8.125	08/15/19	AAA	5,225	7,072,121
Note (L)	4.875	08/15/16	AAA	8,795	9,570,745
Note (L)	4.750	05/15/14	AAA	6,000	6,508,128
Note (L)	4.250	11/15/13	AAA	11,015	11,622,543

U.S. Government Agency 14.19%					159,869,252
Federal Home Loan Mortgage Corp.,
CMO REMIC 3154-PM	5.500	05/15/34	AAA	13,002	12,807,109
CMO REMIC 3228-PL (G)	5.500	10/15/34	AAA	25,320	24,721,514
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.000	07/01/23	AAA	8,118	8,050,980
30 Yr Pass Thru Ctf	6.000	11/01/36	AAA	5,515	5,578,580
30 Yr Pass Thru Ctf	6.000	01/01/37	AAA	14,861	15,032,922
30 Yr Pass Thru Ctf	6.000	09/01/37	AAA	5,577	5,636,329
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	8,869	8,771,513
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	5,708	5,643,744
30 Yr Pass Thru Ctf	5.500	07/01/37	AAA	5,512	5,449,866
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	17,820	17,617,945
30 Yr Pass Thru Ctf	5.000	12/01/22	AAA	16,069	15,936,310
CMO-REMIC Ser 2006-117-PD	5.500	07/25/35	AAA	16,925	16,356,022
CMO-REMIC Ser 2006-65 TE	5.500	05/25/35	AAA	6,470	6,366,473
CMO-REMIC Ser 2006-84-MP	5.500	08/25/35	AAA	7,905	7,785,681
SBA CMBS Trust,
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	Ba3	2,370	2,269,830
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	B1	2,015	1,844,434

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

Issuer			Shares	Value

Warrants 0.00%				$1,994
(Cost $28,043)

Broadcasting & Cable TV 0.00%				1,994
Virgin Media, Inc. (I)			28,043	1,994

	Excercise	Expiration	Number of
Issuer	price	date	contracts	Value

Purchased options 0.59%				$6,636,861
(Cost $10,686,642)

Options - Puts & Calls 0.59%				6,636,861
Comcast (Call)	$25.00	01/18/10	7,000	1,400,000
Currency CAD (Call)	1.30	01/22/10	27,607,000	132,290
Currency CAD (Call)	1.30	01/22/10	27,607,000	132,290
Currency CAD (Call)	1.30	02/25/10	137,000,000	724,250
Currency CAD (Put)	1.30	04/01/10	27,890,000	162,722
Currency CAD (Put)	1.30	04/05/10	55,500,000	325,725
Currency EUR (Call)	1.20	02/26/09	5,520,000	178,287
Currency EUR (Put)	1.44	12/30/08	115,632,000	1,972,128
Currency JAP (Call)	100.00	12/26/08	54,000,000	355,414
US Treasury Curve (Call)	0.97	01/06/10	500,000,000	681,680
US Treasury Curve (Call)	1.01	01/12/10	500,000,000	572,075

			Par value
Issuer, description			(000)	Value

Short-term investments 9.80%				$110,398,506
(Cost $110,398,506)

Joint Repurchase Agreement 3.93%				44,248,000
Joint Repurchase Agreement with Barclays Bank PLC
dated 08-29-08 at 2.02% to be repurchased at
$44,257,931 on 9-2-08, collateralized by
$38,693,204 U.S. Treasury Inflation Index Note,
2.50%, due 7-15-16 (valued at $45,132,960,
including interest).
			$44,248	44,248,000

		Interest
Issuer		rate	Shares	Value

Cash Equivalents 5.87%				66,150,506
John Hancock Cash Investment Trust (T) (W)		2.7293(Y)	66,151	66,150,506

Total investments (Cost $1,202,327,488)† 102.12%			$1,150,815,138

Other assets and liabilities, net (2.12%)				($23,871,747)

Total net assets 100.00%			$1,126,943,391

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

NIM Net Interest Margin

REIT Real Estate Investment Trust

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

SBA Small Business Administration

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) Security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted $2,170,451 or 0.19% of the Fund's net assets as of August 31, 2008.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of August 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $180,952,305 or 16.06% of the net assets of the Fund as of August 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(X) Non-income-producing, issuers are in bankruptcy and are in default of interest payments. The aggregrate value of these bonds is $82,500 or 0.01% of the Fund's net assets as of August 31, 2008

(Y) Represents current yield on August 31, 2008

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,136,231,556. Net unrealized depreciation aggregated $51,566,922, of which $27,706,010 related to appreciated investment securities and $79,272,932 related to depreciated investment securities.

The Fund had the following futures contracts open on August 31, 2008:

				UNREALIZED
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION	DEPRECIATION
U.S. 10-year Treasury Note	428	Short	Dec-08	($315,145)

Written options for the period ended August 31, 2008 were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Outstanding, beginning of
period	-	-

Options written	64,770,000	$246,389
Options closed	-	-
Options exercised	-	-
Options expired	(32,600,000)	(126,482)

Outstanding, end of period	32,170,000	$119,907

Summary of written options outstanding on August 31, 2008:

	NUMBER OF		EXPIRATION
NAME OF ISSUER	CONTRACTS	EXERCISE PRICE	DATE	VALUE
Calls

Australian Dollar	(32,170,000)	$0.95	Sep 2008	($7,328)

John Hancock Strategic Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

Open forward foreign currency contracts as of August 31, 2008:

	PRINCIPAL AMOUNT		UNREALIZED
	COVERED BY		APPRECIATION
CURRENCY	CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Buys
Australian Dollar	$64,340,000	Sep 2008	($5,966,229)
Canadian Dollar	57,026,733	Sep 2008	(1,449,266)
			($7,415,495)
Sells
Australian Dollar	($73,090,000)	Sep 2008	$6,407,167
Canadian Dollar	(182,434,260)	Sep 2008	7,091,596
Euro	(74,528,000)	Sep 2008	6,065,044
Pound Sterling	(16,512,695)	Sep 2008	1,746,934
New Zealand Dollar	(75,700,000)	Sep 2008	3,907,893
			$25,218,634
Total			$17,803,139

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$11,288,838	-
Level 2 – Other Significant Observable Inputs	1,113,462,732	$17,600,573
Level 3 – Significant Unobservable Inputs	26,063,568	-
Total	$1,150,815,138	$17,600,573

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of May 31, 2008	$30,536,931	$-
Accrued discounts/premiums	130,144	-
Realized gain (loss)	(965,593)	-
Change in unrealized appreciation	(526,836)	-
(depreciation)
Net purchases (sales)	(3,836,216)	-
Transfers in and/or out of Level 3	725,138	-
Balance as of August 31, 2008	$26,063,568	$-

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown include net gains or losses realized by the Fund on contracts that have matured.

The U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q1 8/08
10/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 30, 2008